Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2022
Fidelity Advisor Asset Manager 40% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	5.88%
Past 5 years	7.54%
Past 10 years	6.54%
Fidelity Advisor Asset Manager 40% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.69%
Past 5 years	7.30%
Past 10 years	6.53%
Fidelity Advisor Asset Manager 40% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.99%
Past 5 years	8.65%
Past 10 years	7.47%
Fidelity Advisor Asset Manager 40% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.52%
Past 5 years	7.08%
Past 10 years	6.56%
Fidelity Advisor Asset Manager 40% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.85%
Past 5 years	6.14%
Past 10 years	5.62%
Fidelity Advisor Asset Manager 40% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.08%
Past 5 years	5.23%
Past 10 years	4.91%
Fidelity Advisor Asset Manager 40% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	8.07%
Since Inception	9.18%	[1]
LB001
Average Annual Return:
Past 1 year	(1.54%)
Past 5 years	3.57%
Past 10 years	2.90%
F0594
Average Annual Return:
Past 1 year	7.03%
Past 5 years	8.12%
Past 10 years	7.07%

[1]	A From October 2, 2018